PENSION BENEFITS	12 Months Ended
Dec. 31, 2011
PENSION BENEFITS

NOTE 20. PENSION BENEFITS

Our Company and our subsidiaries have defined benefit and defined contribution pension plans that cover substantially all of our employees.

Defined Benefit Pension Plan

We have a defined benefit pension plan in accordance with the Labor Standards Law of the Republic of China (R.O.C.) for our employees located in Taiwan, covering substantially all full-time employees for services provided prior to July 1, 2005, and employees who have elected to remain in the defined benefit pension plan subsequent to the enactment of the Labor Pension Act on July 1, 2005. Under the defined benefit pension plan, employees are entitled to two base points for every year of service for the first 15 years and one base point for every additional year of service, up to a maximum of 45 base points. The pension payment to employees is computed based on base point and average salaries or wages for the six months prior to approved retirement.

We use a December 31 measurement date for our defined benefit pension plan. As of December 31, 2010 and 2011, the accumulated benefit obligation amounted to $246 thousand and $169 thousand, respectively, and the funded status of accrued pension liability (prepaid pension) amounted to $44 thousand and $(68) thousand (recorded in other assets for $239 thousand and accrued pension liabilities for $171 thousand), respectively. The fair value of plan assets amounted to $255 thousand and $263 thousand as of December 31, 2010 and 2011, respectively. The accumulated other comprehensive income amounted to $236 thousand and $308 thousand as of December 31, 2010 and 2011, respectively. The net periodic benefit cost (income) for 2009, 2010 and 2011 amounted to $76 thousand, $12 thousand and $(18) thousand, respectively.

We have contributed an amount equal to 2 percent of the salaries and wages paid to all qualified employees located in Taiwan to a pension fund (the “Fund”). The Fund is administered by a pension fund monitoring committee (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan (originally the Central Trust of China, which was dissolved after merger with the Bank of Taiwan on July 1, 2007). Our Company makes pension payments from our account in the Fund unless the Fund is insufficient, in which case we make payments from internal funds as payments become due. We seek to maintain a normal, highly liquid working capital balance to ensure payments are made timely.

We expect to make a contribution of $9 thousand to the Fund in 2012. We do not expect to make any benefit payments through 2020.

Defined Contribution Pension Plans

We have provided defined contribution plans for employees located in Taiwan, the PRC, Hong Kong and Singapore. Contributions to the plans are expensed as incurred.

Taiwan

Pursuant to the new “Labor Pension Act” enacted on July 1, 2005, our Company has a defined contribution pension plan for our employees located in Taiwan. For eligible employees who elect to participate in the defined contribution pension plan, we contribute no less than 6 percent of an employee’s monthly salary and wage and up to the maximum amount of NT$9 thousand (approximately $300), to each of the eligible employees’ individual pension accounts at the Bureau of Labor Insurance each month. Pension payments to employees are made either by monthly installments or in a lump sum from the accumulated contributions and earnings in employees’ individual accounts.

PRC

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. We have no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by our Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities.

Hong Kong

According to the relevant Hong Kong regulations, we provide a contribution plan for the eligible employees in Hong Kong. We must contribute at least 5 percent of the employees’ total salaries. For this purpose, the monthly relevant contribution to their individual contribution accounts is subject to a cap of HK$1 thousand (approximately $129). After the termination of employment, the benefits still belong to the employees in any circumstances.

Singapore

In accordance with Singapore regulations, we make contributions to the Singapore Central Provident Fund Scheme, a defined contribution pension plan, for eligible employees. We contribute 14.5 percent of the employees’ gross salaries, subject to a cap of SG$4.5 thousand (approximately $3,500). We have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee service in the current and preceding financial years.

The total amount of defined contribution pension expenses pursuant to our defined contribution plans for the years ended December 31, 2009, 2010, and 2011 were $1.3 million, $1.0 million, and $896 thousand, respectively.